Investment in unconsolidated subsidiary (Income Statement) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Net revenues	$ 196,148	$ 244,993	$ 284,415	$ 348,096	$ 438,678	$ 468,822	$ 428,279	$ 403,938	$ 1,073,652	$ 1,739,717	$ 1,524,811
Gross profit	2,906	65,762	84,883	109,126	141,483	152,038	137,993	127,938	262,677	559,452	475,225
Net income (loss)	(163,623)	6,718	8,865	28,656	46,097	52,231	39,543	36,506	(119,384)	174,377	129,604
The Company's earnings from equity investment	$ 2,543	$ 3,870	$ 3,840	$ 4,571	$ 7,167	$ 6,749	$ 5,940	$ 5,308	14,824	25,164	$ 7,312
Global Tubing LLC [Member]
Schedule of Equity Method Investments [Line Items]
Net revenues									103,532	141,708
Gross profit									45,333	68,086
Net income (loss)									$ 30,888	$ 52,590